Unit Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled restricted unit-based compensation awards				$ 91,065	$ 68,013
Restricted Unit-based Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 2,100	$ 2,100	$ 1,800
Common units, granted	102,834	67,569	63,309
Share-based Compensation Arrangement by Share-based Payment Award, Description				Each award represents the specified number of the Partnership's common units plus reinvested distributions from the grant date to the vesting date.
Vesting period from grant date				3 years
Common units, vested				48,488	20,988
Common units, value				$ 1,500	$ 600
Common units issued to grantees				12,612	6,584
Amount paid to grantees in cash				$ 500	$ 300
Unit based compensation expense				900	1,900	$ 900
Cash settled restricted unit-based compensation awards				400	$ 1,000
Non-vested awards not yet recognized				$ 800
Expected weighted average period of non-vested awards not yet recognized				1 year
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted				14,603
Common units aggregate value, granted				$ 300